Subsequent events	12 Months Ended
Jun. 30, 2023
Subsequent events
34. Subsequent events

36. Subsequent events

“261 Della Paolera” floor sale

On August 9, 2023, IRSA signed the deed for the sale of the 9th floor with a total of 1,142 square meters, 10 parking spaces, and 2 complementary units of the same building. The transaction price was set at USD 12.2 million, which had already been paid. After this operation, IRSA retains ownership of 6 floors with an approximate rental area of 7,332 m2 in addition to parking spaces and other complementary spaces.

On October 5, 2023, IRSA signed the deed for the sale of two floors for a total of 2,213 square meters, 18 parking spaces, and 6 complementary units of the same building. The transaction price was set at ARS 12,674.6 million, which had already been paid.

“Maple Building" sale

On July 24, 2023, IRSA signed the deed for the sale of all the functional and complementary units of the “Maple Building” located at 664 Suipacha Street in the Autonomous City of Buenos Aires. The price of the operation was USD 6.75 million, of which USD 3 million has been collected in cash, USD 750,000 through the delivery of 3 functional units in a building owned by the buyer at Avenida Córdoba 633 in the Autonomous City of Buenos Aires, with a bailment agreement for 30 months and the remaining balance of USD 3 million will be paid as follows:

- USD 2.5 million in 10 semiannual, equal and consecutive installments of USD 250,000, the first due 24 months from the signing of the deed, with an annual interest of 5%;

- USD 500,000 through the provision of services by the buyer.

Repurchase of Own Shares

On August 7, 2023, the Company reported that as of August 4, 2023, the Company proceeded with the repurchase of common shares, and a total of 4,608,962 common shares were repurchased, representing approximately 37.92% of the approved program.

Sale of Quality Investment S.A.

On August 31, 2023, IRSA sold and transferred 100% of its participation in Quality Invest S.A. representing of 50% of the share capital. The amount of the transaction amounted to USD 22.9 million, of which USD 21.5 million has been collected together with the transfer of the shares and the balance of USD 1.4 million will be collected after 3 years, accruing an interest of 7% per year.

General Ordinary Shareholders’ Meeting - IRSA

On September 5, 2023, we informed that our Board of Directors has resolved to call a General Ordinary and Extraordinary Shareholders’ Meeting to be held on October 5, 2023, to address, among other topics, the following:

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-Allocation of net income for the fiscal year ended June 30, 2023 for ARS 57,350.9 million, as follows: (i) to the legal reserve for ARS 2,867.5 million, in accordance with the laws in force; (ii) the balance of ARS 54,483.3 million to the distribution of a dividend to the shareholders in proportion to their shareholding interests for up to ARS 64,000 million payable in cash and/or in kind, to which effect it is proposed to reverse the reserve for distribution of future dividends for up to ARS 8,984.9 million and the special reserve for up to ARS 531.8 million to complete the proposed dividend distribution amount.

-	Consideration of the distribution of up to 13,928,410 own shares to the shareholders in proportion to their holdings pursuant to the provisions of section 67 of Law No. 26,831.
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Consideration of approval of extension of Global Note Program for the issuance of simple, non-convertible, unconditional notes, secured or unsecured, to be paid in cash and/or in kind for a maximum outstanding amount of up to USD 750 million or its equivalent in other currencies or value units, as approved by the shareholders’ meeting dated March 20, 2019 (the “Program”) for a term of five years or such longer term as permitted by the applicable laws.

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Consideration of (i) delegation to the board of directors of the broadest powers to implement the extension of the Program and to determine all the Program’s terms and conditions not expressly approved by the shareholders’ meeting as well as the time, the increase or decrease of the amount, term, placement method and further terms and conditions of the various series and/or tranches of notes issued thereunder; (ii) authorization for the board of directors to (a) approve, execute, grant and/or deliver any agreement, contract, document, instrument and/or security related to the extension of the Program and/or the implementation of the increase or decrease of its amount and/or the issuance of the various series and/or tranches of notes thereunder; (b) apply for and secure authorization by the Argentine Securities Commission to carry out the public offering of such notes; (c) as applicable, apply for and secure before any authorized securities market of Argentina and/or abroad the authorization for listing and trading such notes; and (d) carry out any proceedings, actions, filings and/or applications related to the extension of the Program and/or the increase and/or decrease of its amount and/or the issuance of the various series and/or tranches of notes under the Program; and (iii) authorization for the board of directors to sub-delegate the powers and authorizations referred to in items (i) and (ii) above to one or more of its members.

On October 5, 2023, the General Ordinary and Extraordinary Shareholders’ Meeting approved the topics addressed by the Board of directors.

Share repurchase program. Modification of Maximum Price

On September 5, 2023, we inform that our Board of Directors, by virtue of the powers granted at the meeting of the Board held on June 15, 2023, in connection with the creation of the share repurchase program for up to ARS 5,000,000,000 (five billion pesos) pursuant to the terms of Section 64 of Law 26,831 and the Rules of the CNV, had resolved to modify the acquisition price of the Company’s own shares establishing a maximum value of USD 9.0 (nine U.S. dollars) per GDS and up to a maximum value in Pesos of ARS 720 (seven hundred and twenty pesos) per share, maintaining the remaining terms and conditions duly communicated.

Change in the total amount of shares and its nominal value

On September 13, 2023, we announced that our shareholders’ meeting held on April 27, 2023, approved: (i) an increase in the capital stock in the amount of ARS 6,552.4 million, through the partial capitalization of the Issue Premium account, resulting in the issuance of 6,552,405,000 common shares, with a par value of ARS 1 (one peso) and with the right to one vote per share; and (ii) changing the nominal value of the ordinary shares from ARS 1 to ARS 10 each and entitled to one (1) vote per share.

Having obtained the authorizations from the Comisión Nacional de Valores (the Argentine National Securities Commission) and from the Buenos Aires Stock Exchange, the Company informs all shareholders who have such quality as of September 19, 2023, according to the registry maintained by Caja de Valores S.A., that from September 20, 2023, the shares distribution and the change in nominal value was made simultaneously and the entry of the change of 811,137,457 book-entry common shares, with a nominal value of ARS 1 each and one vote per share, for the amount of 736,354,245 book-entry common shares with a nominal value of ARS 10 each and one vote per share, consequently, a reverse split of the Company’s shares shall be carried out, where every 1 (one) old share with nominal value of ARS 1 shall be exchanged for 0.907804514 new shares with nominal value ARS 10. The new shares distributed due to the described capitalization have economic rights under equal conditions with those that are currently in circulation.

Also, regarding the GDS holders, we instruct the GDS Depositary to process the reverse split, at the same rate as mentioned above for the ADR program, effective October 3, 2023.

Regarding the shareholders who, because of the entry in the Scriptural Registry, have fractions of common shares with a nominal value of ARS 10 and one vote per share, they were settled in cash in accordance with the listing regulations of Bolsas y Mercados Argentinos. Regarding the shareholders who, due to the exchange of shares did not reach at least one share with a nominal value of ARS 10, the necessary amount was be assigned to them until the nominal value of ARS 10 is completed.

The Company share capital after de indicated operations will amount to ARS 7,364 million represented by 736,354,245 book-entry common shares with a nominal value of ARS 10 each and one vote per share.

   Likewise, the Buenos Aires Stock Exchange has been requested to change the modality of the negotiation of the shares representing the share capital. Specifically, the negotiation price will be registered per share instead of being negotiated by Argentine peso (ARS) of nominal value, given that the change in nominal value, and the issuance of shares resulting from the capitalization, would produce a substantial downward effect on the share price.

This capitalization and change in the nominal value of the shares do not modify the economic values of the holdings or the percentage of participation in the share capital.

Warrants – Modification on Ratio and Price

On September 14, 2023, we reported that as a result of (i) an increase in the capital stock through the partial capitalization of the Issue Premium account; and (ii) an amendment to section seven of its bylaws, changing the nominal value of the ordinary shares from one peso (ARS 1) to ten pesos (ARS 10) each and entitled to one (1) vote per share, which was informed in September 13, 2023, where the outstanding shares will change from 811,137,457 common shares, with a nominal value of ARS 1 each and one vote per share, to the amount of 736,354,245 common shares with a nominal value of ARS 10 each and one vote per share, as it was approved by the shareholders meeting held on April 27, 2023. The terms and conditions of the outstanding warrants for common shares of the Company have been modified as follows:

Amount of shares to be issued per warrant:

•	Ratio previous to the adjustment: 1.1719 (Nominal Value ARS 1);

•	Ratio after the adjustment (current): 1.0639 (Nominal Value ARS 10).

 Warrant exercise price per new share to be issued:

•	Price previous to the adjustment: USD 0.3689 (Nominal Value ARS 1);

•	Price after the adjustment (current): USD 0.4063 (Nominal Value ARS 10).

 The other terms and conditions of the warrants remain the same.

Exercise of Warrants

On September 29, 2023, we informed that between September 17 and 25, 2023, certain warrants holders have exercised their right to acquire additional shares. Therefore, a total of 63,039 ordinary shares of the Company will be registered, with a face value of ARS 10. As a result of the exercise, USD 27,247 were collected by the Company. Amounts in USD are expressed in integers.

After the exercise of these warrants, the number of shares of the Company increased from 736,354,245 to 736,421,306 with a face value of ARS 10, the stock capital increases from 7,363,542,450 to 7,364,213,060, and the new number of outstanding warrants decreased from 79,709,301 to 79,646,262.